Significant Operating Lease Arrangements - Minimum Lease Payments Expensed (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [abstract]
Minimum lease payments	$ 4,243.1	$ 2,178.1	$ 1,135.7